OPTIMA
GROUP AND INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
DEFERRED VARIABLE ANNUITY CONTRACTS
ISSUED BY
Variable Account A
OF
KEYPORT LIFE INSURANCE COMPANY
SUPPLEMENT DATED APRIL 4, 2002
TO
PROSPECTUSES DATED MAY 1, 2000
and
MAY 1, 2001

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This supplement is to notify you of the following change:

Effective April 8, 2002, the name of the Brinson Tactical Allocation Portfolio will be changed to UBS Global AM Tactical Allocation Portfolio.

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Client Service Hotline
800-367-3653

Distributed by:
Keyport Financial Services Corp.
125 High Street
Boston, Massachusetts 02110

KO.SUP	4/02